Note 11 - Related party balances and transactions: Schedule of related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of related party transactions

Revenue from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023

Tungray (Kunshan) Industrial Automation Co., Ltd.	Sales of products	$207	$8,581	$231,209
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd.	Sales of products		-	26,245
FDT (Qingdao) Intellectual Technology Co., Ltd.	Sales of products	4,642	30,761	4,602
Kunshan Tungray Intelligent Technology Co., Ltd.	Sales of products		-	57,490
Total		$4,849	$39,342	$319,546

Purchase from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Products and services purchase	$21,450	$12,298	$961,525
Tungray (Kunshan) Industrial Automation Co., Ltd.	Products and services purchase	240	12,993	-
Kunshan Tungray Intelligent Technology Co., Ltd.		16,255	-	-
Total		$37,945	$25,291	$961,525

Non-operating income - related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
Qingdao Tungray Biology Technology Co., Ltd	Lease income	$17,224	$19,762	$19,126

Rental expenses- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
Qingdao Tungray Technology Development Co., Ltd	Lease expense	$56,129	$59,963	$66,476
Jingan Tang	Lease expense	71,532	71,255	72,411
Total		$127,661	$131,218	$138,887

Advances to related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
Qingdao Tungray Biology Technology Co., Ltd.	Cash advance	$-	$21,516	$23,880
Shanghai Tongrui Investment Management Co., Ltd.	Cash advance	42,899	-	78,049
FDT (Qingdao) Intellectual Technology Co., Ltd.	Cash advance	2,062,629	230,513	575,836
Liling Du	Cash advance	-	49,920	-
Tungray (Kunshan) Industrial Automation Co., Ltd.	Cash advance	568,187	-	-
Total		$2,673,715	$301,949	$677,765

Borrowings from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Borrowings	$142,998	$39,889	$
Kunshan Tungray Intelligent Technology Co., Ltd.	Borrowings	-			1,551,409
Demin Han	Borrowings	-			1,708
Lei Yao	Borrowings	-			2,843
Jingan Tang	Borrowings	622,042	138,971		31,055
Total		$765,040	$178,860		$1,587,015